AQR Style Premia Alternative Fund Investment Strategy - AQR Style Premia Alternative Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund pursues its investment objective by aiming to provide exposure to four separate investment styles (“Styles”): value, momentum, carry and defensive, using both long and short positions within the following asset groups (“Asset Groups”): equities, bonds, interest rates, commodities and currencies. The Fund will achieve its exposure to any of the Asset Groups by using derivatives or holding those assets directly. The Fund will also use derivatives for hedging purposes. The Fund implements the Styles by investing globally (including emerging markets) in a broad range of instruments, including, but not limited to, equities, futures (including commodity futures, index futures, equity futures, bond futures, currency futures and interest rate futures), currency and commodity forwards and swaps (including commodity swaps, swaps on commodity futures, equity swaps, swaps on index futures, total return swaps and interest rate swaps) (collectively, the “Instruments”). The Fund will either invest directly in the Instruments or indirectly by investing in the Subsidiary (as described below) that invests in the Instruments. The Fund may invest in or have exposure to companies of any size. The Fund may also invest in other registered investment companies including exchange-traded funds.The Fund’s exposure to equities includes securities of U.S. and non-U.S. issuers and equity indices representing the United States and non-U.S. countries, including, with respect to non-U.S. countries, those from emerging markets. For the bonds Asset Group, the Fund will have exposure to U.S. Government securities and sovereign debt issued by other developed market countries. The Fund may invest in debt securities of any credit rating, maturity or duration, which may include high-yield or “junk” bonds. From time to time, the Fund can have significant exposure to non-U.S. dollar denominated currencies, including emerging markets currencies. The Fund is generally intended to have a low correlation to the equity, bond and credit markets. The Fund also is not designed to match the performance of any hedge fund index. In order to minimize market impact and reduce trading costs, where applicable, the Fund will utilize a proprietary approach to algorithmic trading. The Adviser will attempt to mitigate risk through diversification of holdings and through active monitoring of volatility, counterparties and other risk measures. There is no assurance, however, that the Fund will achieve its investment objective.The Styles employed by the Fund are:Value: Value strategies favor investments that appear cheap over those that appear expensive based on fundamental measures related to price, seeking to capture the tendency for relatively cheap assets to outperform relatively expensive assets. The Fund will seek to buy assets that are “cheap” and sell those that are “expensive.” Examples of value measures include using price-to-earnings and price-to-book ratios for selecting equities.Momentum: Momentum strategies favor investments that have performed relatively well over those that have underperformed over the medium-term (i.e., one year or less), seeking to capture the tendency that an asset’s recent relative performance will continue in the near future. The Fund will seek to buy assets that recently outperformed their peers and sell those that recently underperformed. Examples of momentum measures include simple price momentum for selecting equities and price- and yield-based momentum for selecting bonds.Carry: Carry strategies favor investments with higher yields over those with lower yields, seeking to capture the tendency for higher-yielding assets to provide higher returns than lower-yielding assets. The Fund will seek to buy high-yielding assets and sell low-yielding assets. An example of carry measures includes using interest rates to select currencies and bonds.Defensive: Defensive strategies favor investments with low-risk characteristics over those with high-risk characteristics, seeking to capture the tendency for lower risk and higher-quality assets to generate higher risk-adjusted returns than higher risk and lower-quality assets. The Fund will seek to buy low-risk, high-quality assets and sell high-risk, low-quality assets. Examples of defensive measures include using beta (i.e., an investment’s sensitivity to the securities markets) to select equities.The Fund is actively managed and the Fund’s exposures to Styles and Asset Groups will vary based on the Adviser’s ongoing evaluation of investment opportunities. The Fund expects to maintain exposure to all four Styles; however, not all Styles are represented within each Asset Group. The portfolio construction process is a bottom up systematic process which begins with the ranking of a universe of investments within each Asset Group based upon each applicable Style using multiple measures, some of which are listed above. Investments ranking near the top of the universe contribute the largest long weights among the universe and investments ranking near the bottom of the universe contribute the largest short weights among the universe to produce the target Asset Group portfolio. For each Asset Group, the Styles included in that Asset Group each contribute position weights to the Asset Group portfolio, in such a way that each Style achieves roughly equal risk within the Asset Group. Asset Group portfolios are sized to also maintain a risk balanced allocation across Asset Groups within the Fund. Individual investments in the actual Asset Group portfolios are bought or sold during the rebalancing process, the frequency of which is expected to vary depending on the Asset Group and the Adviser’s ongoing evaluation of certain factors including changes in market conditions and how much the actual portfolio deviates from the target portfolio.The Adviser, on average, will target an annualized volatility level for the Fund of 10%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. The Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 8% and 15%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Higher volatility generally indicates higher risk. Actual or realized volatility can and will differ from the forecasted or target volatility described above. The Fund’s strategy engages in frequent portfolio trading which may result in a higher portfolio turnover rate than a fund with less frequent trading, and correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences.The Adviser takes into account the potential U.S. federal income tax impact on the shareholders' after-tax investment return of certain trading decisions, including but not limited to, selling or closing out of Instruments to realize losses, or refraining from selling or closing out of Instruments to avoid currently realizing gains, when determined by the Adviser to be appropriate. The Adviser will also take into consideration various tax rules pertaining to holding periods, wash sales, constructive sales and straddles.A portion of the Fund's assets may be held in cash or cash equivalent investments, with one year or less to maturity, including, but not limited to, money market instruments and U.S. Government securities (collectively, “Cash Equivalents”). The cash or Cash Equivalent holdings earn income for the Fund and can be held as unencumbered assets of the Fund or serve as collateral for the positions that the Fund takes on.The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity-linked derivative instruments, such as commodity futures, forwards and swaps (which may include swaps on commodity futures), and will hold cash and Cash Equivalents. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, however, the Fund and the Subsidiary will comply with Rule 18f-4 on a consolidated basis with respect to investments in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.